BOND PAYABLE (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)
Bond Payable
Bond payable - current	$ 255,102	¥ 40,000,000	¥ 40,000,000
Bond payable - non current	115,915	18,175,440	56,807,020
Bond payable	$ 371,017	¥ 58,175,440	¥ 96,807,020	[1]

[1]	Fair value disclosure shows financial instruments which are not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.